Cover	Mar. 23, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2020
Entity File Number	1-9876
Entity Registrant Name	WEINGARTEN REALTY INVESTORS
Entity Central Index Key	0000828916
Entity Tax Identification Number	74-1464203
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	2600 Citadel Plaza Drive
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77008
City Area Code	713
Local Phone Number	866-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $.03 par value
Trading Symbol	WRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false